Document and Entity Information	12 Months Ended
Sep. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Apr 18, 2013
Document Effective Date	Apr 18, 2013
Prospectus Date	Sep 28, 2012

Valued Advisers Trust

LS Opportunity Fund

Supplement to the Prospectus

dated September 28, 2012, as supplemented February 4, 2013

Supplement dated April 18, 2013

The prospectus dated September 28, 2012, as well as the supplement dated February 4, 2013, contained inaccuracies in the presentation of the Fund’s fees and expenses. Accordingly, the section of the Fund’s prospectus dated September 28, 2012 labeled “SUMMARY SECTION — Fees and Expenses of the Fund” is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)		2.00%
Fee for Redemptions Paid by Wire		$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.75%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses		1.32%
Interest and Dividend Expenses	0.66%
Other Expenses	0.66%

Acquired Fund Fees and Expenses		0.00%

Total Annual Fund Operating Expenses		3.07%

Expenses Waived and/or Reimbursed[1]		(0.46)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		2.61%

1.	Effective February 4, 2013, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until September 30, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.95%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to February 4, 2013, the expense cap was 2.50%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

* * * * * *

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

LS Opportunity Fund

Supplement to the Prospectus

dated September 28, 2012, as supplemented February 4, 2013

Supplement dated April 18, 2013

The prospectus dated September 28, 2012, as well as the supplement dated February 4, 2013, contained inaccuracies in the presentation of the Fund’s fees and expenses. Accordingly, the section of the Fund’s prospectus dated September 28, 2012 labeled “SUMMARY SECTION — Fees and Expenses of the Fund” is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)		2.00%
Fee for Redemptions Paid by Wire		$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.75%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses		1.32%
Interest and Dividend Expenses	0.66%
Other Expenses	0.66%

Acquired Fund Fees and Expenses		0.00%

Total Annual Fund Operating Expenses		3.07%

Expenses Waived and/or Reimbursed[1]		(0.46)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		2.61%

1.	Effective February 4, 2013, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until September 30, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.95%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to February 4, 2013, the expense cap was 2.50%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

* * * * * *

LS Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat_SupplementTextBlock

Valued Advisers Trust

LS Opportunity Fund

Supplement to the Prospectus

dated September 28, 2012, as supplemented February 4, 2013

Supplement dated April 18, 2013

The prospectus dated September 28, 2012, as well as the supplement dated February 4, 2013, contained inaccuracies in the presentation of the Fund’s fees and expenses. Accordingly, the section of the Fund’s prospectus dated September 28, 2012 labeled “SUMMARY SECTION — Fees and Expenses of the Fund” is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)		2.00%
Fee for Redemptions Paid by Wire		$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.75%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses		1.32%
Interest and Dividend Expenses	0.66%
Other Expenses	0.66%

Acquired Fund Fees and Expenses		0.00%

Total Annual Fund Operating Expenses		3.07%

Expenses Waived and/or Reimbursed[1]		(0.46)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		2.61%

1.	Effective February 4, 2013, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until September 30, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.95%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to February 4, 2013, the expense cap was 2.50%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

* * * * * *

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2014
LS Opportunity Fund | LS Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.66%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Other Expenses	rr_OtherExpensesOverAssets	1.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Expenses Waived and/or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.46%) [1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.61%

[1]	Effective February4, 2013, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until September30, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.95%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, "acquired fund fees and expenses," and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to February4, 2013, the expense cap was 2.50%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3)years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 18, 2013